Award Timing Disclosure	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure		The Compensation Committee typically grants equity awards to NEOs at a regularly scheduled meeting during the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2026. The Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
Award Timing Method		The Compensation Committee typically grants equity awards to NEOs at a regularly scheduled meeting during the fiscal year. However, the timing of this approval may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new-hires.
Award Timing Predetermined		true
Award Timing MNPI Considered		false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in fiscal 2026.
MNPI Disclosure Timed for Compensation Value		false